UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2013 (Unaudited)

DWS Small Cap Core Fund
	Shares	Value ($)
Common Stocks 100.4%
Consumer Discretionary 15.8%
Auto Components 1.0%
Dana Holding Corp.	45,455	875,463
Diversified Consumer Services 2.2%
Ascent Capital Group, Inc. "A"*	12,106	945,116
Outerwall, Inc.*	14,766	866,321

		1,811,437
Hotels, Restaurants & Leisure 4.3%
CEC Entertainment, Inc.	21,473	881,252
Isle of Capri Casinos, Inc.*	111,399	835,492
Jack in the Box, Inc.*	24,057	945,200
Red Robin Gourmet Burgers, Inc.*	16,378	903,738

		3,565,682
Household Durables 1.0%
NACCO Industries, Inc. "A"	14,877	852,155
Media 1.0%
Valassis Communications, Inc. (a)	33,090	813,683
Specialty Retail 5.3%
ANN, Inc.*	28,031	930,629
Big 5 Sporting Goods Corp.	43,265	949,667
Children's Place Retail Stores, Inc.*	16,126	883,705
Destination Maternity Corp.	34,524	849,290
The Pep Boys - Manny, Moe & Jack* (a)	69,692	807,033

		4,420,324
Textiles, Apparel & Luxury Goods 1.0%
Perry Ellis International, Inc.	40,739	827,409
Consumer Staples 3.1%
Food & Staples Retailing 2.1%
Pantry, Inc.*	68,745	837,314
Spartan Stores, Inc.	48,396	892,422

		1,729,736
Food Products 1.0%
Darling International, Inc.*	44,643	833,039
Energy 4.9%
Energy Equipment & Services 3.1%
Dawson Geophysical Co.*	23,949	882,760
Helix Energy Solutions Group, Inc.* (a)	36,044	830,454
Key Energy Services, Inc.*	143,980	856,681

		2,569,895
Oil, Gas & Consumable Fuels 1.8%
Energy XXI (Bermuda) Ltd. (a)	33,686	747,155
Western Refining, Inc. (a)	26,368	740,150

		1,487,305
Financials 23.0%
Capital Markets 5.3%
Evercore Partners, Inc. "A"	21,652	850,490
FXCM, Inc. "A" (a)	62,004	1,017,486
GAMCO Investors, Inc. "A"	16,120	893,209
Investment Technology Group, Inc.*	63,565	888,639
Manning & Napier, Inc.	43,238	767,907

		4,417,731
Commercial Banks 7.7%
Banco Latinoamericano de Comercio Exterior SA "E"	37,505	839,737
Columbia Banking System, Inc. (a)	39,377	937,566
First Merchants Corp.	53,010	909,122
Lakeland Bancorp., Inc.	86,781	905,126
PrivateBancorp., Inc. (a)	45,343	961,725
Umpqua Holdings Corp.	63,609	954,771
United Community Banks, Inc.*	72,429	899,568

		6,407,615
Consumer Finance 3.8%
Cash America International, Inc. (a)	18,026	819,462
DFC Global Corp.*	57,718	797,086
Encore Capital Group, Inc.* (a)	24,110	798,282
Nelnet, Inc. "A"	22,017	794,593

		3,209,423
Insurance 5.2%
American Equity Investment Life Holding Co. (a)	53,086	833,450
Argo Group International Holdings Ltd.	290	12,293
CNO Financial Group, Inc.	71,138	921,949
FBL Financial Group, Inc. "A"	20,930	910,664
Selective Insurance Group, Inc.	36,287	835,327
United Fire Group, Inc.	32,030	795,305

		4,308,988
Real Estate Investment Trusts 1.0%
LaSalle Hotel Properties (REIT)	32,576	804,627
Health Care 14.6%
Health Care Equipment & Supplies 6.0%
ArthroCare Corp.*	25,346	875,197
CONMED Corp.	26,116	815,864
ICU Medical, Inc.*	12,047	868,107
STERIS Corp.	19,361	830,200
SurModics, Inc.*	36,977	739,910
West Pharmaceutical Services, Inc.	12,806	899,749

		5,029,027
Health Care Providers & Services 6.4%
Centene Corp.*	17,374	911,440
Kindred Healthcare, Inc.*	64,642	848,750
MedCath Corp.*	3,100	4,433
Molina Healthcare, Inc.* (a)	23,223	863,431
Providence Service Corp.*	33,634	978,413
The Ensign Group, Inc.	23,843	839,750
U.S. Physical Therapy, Inc.	30,605	845,922

		5,292,139
Life Sciences Tools & Services 1.1%
PAREXEL International Corp.* (a)	19,213	882,645
Pharmaceuticals 1.1%
Hi-Tech Pharmacal Co., Inc.	26,909	893,379
Industrials 13.7%
Aerospace & Defense 2.0%
Esterline Technologies Corp.*	11,718	847,094
Taser International, Inc.*	92,501	788,109

		1,635,203
Airlines 1.0%
SkyWest, Inc.	62,613	847,780
Building Products 0.9%
Gibraltar Industries, Inc.*	52,988	771,505
Commercial Services & Supplies 3.0%
Deluxe Corp. (a)	22,995	796,777
Kimball International, Inc. "B"	89,667	870,667
TMS International Corp. "A"	56,691	840,727

		2,508,171
Electrical Equipment 1.0%
Preformed Line Products Co.	12,371	820,321
Machinery 3.0%
Altra Holdings, Inc.	29,851	817,320
Briggs & Stratton Corp.	39,927	790,555
Kadant, Inc.	29,340	885,188

		2,493,063
Professional Services 0.9%
FTI Consulting, Inc.* (a)	22,638	744,564
Road & Rail 1.9%
Avis Budget Group, Inc.* (a)	26,473	761,099
Saia, Inc.*	18	539
Swift Transportation Co.* (a)	51,069	844,681

		1,606,319
Information Technology 19.2%
Communications Equipment 2.1%
Globecomm Systems, Inc.*	67,135	848,586
Ubiquiti Networks, Inc. (a)	50,049	877,860

		1,726,446
Electronic Equipment, Instruments & Components 5.3%
Anixter International, Inc.*	11,208	849,679
Checkpoint Systems, Inc.*	62,958	893,374
Littelfuse, Inc.	11,702	873,086
Sanmina Corp.*	64,123	920,165
SYNNEX Corp.*	21,208	896,674

		4,432,978
Internet Software & Services 2.4%
Intralinks Holdings, Inc.*	140,065	1,016,872
United Online, Inc.	126,285	957,240

		1,974,112
IT Services 2.3%
Heartland Payment Systems, Inc. (a)	26,825	999,231
Unisys Corp.* (a)	41,646	919,127

		1,918,358
Semiconductors & Semiconductor Equipment 4.2%
Advanced Energy Industries, Inc.*	47,787	831,972
MKS Instruments, Inc.	31,156	826,880
Pericom Semiconductor Corp.*	122,682	873,496
Photronics, Inc.*	115,051	927,311

		3,459,659
Software 2.9%
NetScout Systems, Inc.*	35,318	824,322
Pegasystems, Inc.	26,601	881,025
Rosetta Stone, Inc.*	49,414	728,363

		2,433,710
Materials 4.1%
Chemicals 1.9%
Koppers Holdings, Inc.	20,889	797,542
Minerals Technologies, Inc. (a)	20,188	834,572

		1,632,114
Containers & Packaging 1.1%
Boise, Inc.	106,700	911,218
Paper & Forest Products 1.1%
P.H. Glatfelter Co.	35,497	890,975
Utilities 2.0%
Electric Utilities 1.0%
UNS Energy Corp.	18,481	826,655
Multi-Utilities 1.0%
Avista Corp.	32,198	869,990

Total Common Stocks (Cost $82,431,332)		83,534,843
Securities Lending Collateral 19.3%
Daily Assets Fund Institutional, 0.10% (b) (c) (Cost $16,019,321)	16,019,321	16,019,321
Cash Equivalents 2.5%
Central Cash Management Fund, 0.07% (b) (Cost $2,124,558)	2,124,558	2,124,558

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $100,575,211) †	122.2	101,678,722
Other Assets and Liabilities, Net	(22.2)	(18,485,440)

Net Assets	100.0	83,193,282

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $100,908,709.  At June 30, 2013, net unrealized appreciation for all securities based on tax cost was $770,013.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,266,930 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,496,917.

(a)
All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net are pending sales, that are also on loan.  The value of securities loaned at June 30, 2013 amounted to $14,734,728 which is 17.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$83,530,410	$—	$4,433	$83,534,843
Short-Term Investments(d)	18,143,879	—	—	18,143,879
Total	$101,674,289	$—	$4,433	$101,678,722

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2013